Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
14	INCOME TAXES
PRC
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Guangzhou Burning Rock Dx Co., Ltd. was recognized as a qualified HNTE under the EIT Law by relevant government authorities in December 2019 and was entitled to the preferential rate of 15%. All other operating entities in the PRC are subject to the 25% EIT rate.

Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
United States
As a result of the United States tax law amendments, the federal statutory income tax rate for the subsidiary in the US was
21% for the year ended December 31, 2020. The subsidiary in the US was incorporated in the state of California, and was
also subject to state income tax at a rate of approximately 8.8% for the year ended December 31, 2020.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong is subject to the Hong Kong profit tax at a rate of 16.5% and it may be exempted from income tax on its foreign-derived income. There are
no withholding taxes in Hong Kong on remittance of dividends.
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

PRC	(157,740)	(150,495)	(366,634)	(56,189)
Non-PRC	(19,757)	(18,661)	(40,601)	(6,223)

Total loss before income tax	(177,497)	(169,156)	(407,235)	(62,412)

For the years ended December 31, 2018, 2019 and 2020, the income generated by the subsidiary in Hong Kong was interest income derived from the bank that was
exempted from Hong Kong profit tax. The Group did not recognize any current or deferred tax expense for the years presented.

Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Loss before income tax	(177,497)	(169,156)	(407,235)	(62,412)

Income tax benefits computed at PRC statutory rate (25%)	(44,374)	(42,289)	(101,809)	(15,603)
Effect of tax rate differential	5,052	10,474	10,375	1,590
Research and development super-deduction	(1,821)	(4,712)	(6,011)	(921)
Non-deductible expenses	5,394	10,629	54,255	8,315
Non-taxable income	(212)	(1,412)	(872)	(134)
Changes in valuation allowance	35,961	27,310	44,062	6,753

Income tax expenses	—	—	—	—

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019 and 2020 are as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$

Deferred tax assets:
Accruals and reserves	3,913	9,205	1,410
Net operating loss carried forward	52,593	60,288	9,240
Government grants	222	39	6
Depreciation and amortization	685	681	104
Excessive education fee	967	654	100
Timing difference of research and development expense recognition	47,809	90,535	13,875
Timing difference of revenue recognition	10,160	6,425	985
Excessive donation expense carried forward	1,753	2,471	379

Gross deferred tax assets	118,102	170,298	26,099
Less: V aluation allowance	(118,102)	(170,298)	(26,099)

Total deferred tax assets, net	—	—	—

As of December 31, 2019 and 2020, the Group had net operating losses of RMB210,376 and RMB241,152 (US$36,958), respectively, mainly deriving from entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities that qualify as a HNTE in 2018 and thereafter. The tax losses of entities in the PRC will begin to expire in 202
1
, if not utilized.
Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future income, exclusive of reversing deductible temporary differences, tax planning and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December 31, 2019 and 2020, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.
Unrecognized tax benefits
As of December 31, 2020 and for the year ended December 31, 2020, there was no significant impact from tax uncertainties on the Group’s consolidated financial position and result of operations. The Group did not record any interest and penalties related to an uncertain tax position for the year ended December 31, 2020. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.
In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries. Accordingly, the PRC tax filings from 2014 through 2018 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.